Note 7 - Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about cost of sales [text block]
	Year Ended December 31,
	2019	2018
Consumables and materials	$45,947	$49,750
Labour costs	118,229	106,540
Energy	35,135	35,366
Other costs	13,243	13,300
Production costs	$212,554	$204,956
Transportation and other selling costs	2,735	3,399
Workers participation costs	9,036	5,775
Environmental duties and royalties	1,438	1,288
Inventory changes	3,459	(3,776)
(Cost recovery) writedowns related to Republic Metals Refining Corp. bankruptcy (1)	(1,600)	7,520
Standby Costs (2)	2,879	—
Restructuring costs (3)	1,645	—
	$232,146	$219,162